VESSELS, NET (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Significant Acquisitions And Disposals [Line Items]
Cash Paid	$ 76,183	$ 10,482
Deposits for vessels acquisitions	162,951		276,142
Vessel Deposits Financed Through Loans	116,922
Deposits for Vessel Acquisition Additions	33,217
Deposits For Vessel Acquisition Transferred to Vessel	147,285
Capitalized Interest	3,375	6,716
Nave Bellatrix
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jan. 24, 2013
Tonnage	49,999
Total Vessel Acquisition Cost	38,021
Cash Paid	4,563
Transferred From Vessel Deposits	33,458
Nave Rigel
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Feb. 13, 2013
Tonnage	74,673
Total Vessel Acquisition Cost	47,863
Cash Paid	16,591
Series D Preferred Stock issued for vessel acquisition	3,000
Transferred From Vessel Deposits	28,272
Nave Orion
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Mar. 22, 2013
Tonnage	49,999
Total Vessel Acquisition Cost	38,054
Cash Paid	8,157
Transferred From Vessel Deposits	29,897
Nave Atropos
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Apr. 24, 2013
Tonnage	74,695
Total Vessel Acquisition Cost	48,197
Cash Paid	17,089
Series D Preferred Stock issued for vessel acquisition	3,000
Transferred From Vessel Deposits	28,108
Nave Titan
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jun. 10, 2013
Tonnage	49,999
Total Vessel Acquisition Cost	37,123
Cash Paid	9,573
Transferred From Vessel Deposits	27,550
Nave Equinox
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jun. 26, 2013
Tonnage	50,922
Total Vessel Acquisition Cost	23,407
Cash Paid	$ 23,407